11. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS: Schedule of non-cash transactions (Tables)	12 Months Ended
Jan. 31, 2018
Tables/Schedules
Schedule of non-cash transactions

	2018	2017	2016

Non-cash transactions were as follows:
deferred exploration expense recorded
as accounts payable	$ 4,132	$ 9,260	$ 16,538
as owing to related parties	$ -	$ 4,000	$ 4,000